FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Liabilities (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	$ 50,996
Financial liabilities at end of period	51,807	$ 50,996
Financial assets	607	647
Brookfield Asset Management
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial assets	490	584
Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	25
Financial liabilities at end of period	25	25
Recurring fair value measurement | Level 3 | Brookfield Asset Management
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	958	203
Fair value change recorded in other comprehensive income	(42)	195
Additions	354	689
Disposals	(183)	(140)
Foreign currency translation and other	(7)	11
Financial liabilities at end of period	$ 1,080	$ 958